Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

Note 4. Notes Payable

As of March 31, 2021 and December 31, 2020, the Company has a note payable outstanding in the amount of $2,486 and $2,986, respectively. The note is past due at March 31, 2021 and is therefore in default. The note accrues interest at a rate of 2% per annum. During the three months ended March 31, 2021, the Company repaid $500 pertaining to this note.

In December 2019, the Company issued a promissory note to Pride Partners LLC (“Pride”) for $75,000. The note is secured, accrues interest at a rate of 10% per annum, and matured on June 20, 2020. As of March 31, 2021, the full principal amount was outstanding and in default.

Note 4. Notes Payable

As of December 31, 2020 and 2019, the Company has a note payable outstanding in the amount of $2,986 and $7,986, respectively. The note is past due at December 31, 2020 and is therefore in default. The note accrues interest at a rate of 2% per annum. During the years ended December 31, 2020 and 2019, the Company repaid $5,000 and $10,014 pertaining to this note.

During the year ended December 31, 2018, the Company issued notes to an investor aggregating $15,000. On March 7, 2019, the lender agreed to convert the $15,000 in loan principal into shares of our common stock at a conversion price of $0.08 per share, resulting in an issuance of 187,500 shares, The lender also agreed to waive all interest due on the loans.

During the year ended December 31, 2019, the Company received $87,500 in bridge loans from a lender. As of December 31, 2019, the Company fully repaid these loans. The Company incurred $18,300 in interest expense pertaining to these notes, including $2,500 in interest paid and $15,800 in shares of our common stock to be issued. The shares were issued in 2020 and the value was included as accrued interest as of December 31, 2019.

In December 2019, the Company issued a promissory note to Pride Partners LLC (“Pride”) for $75,000. The note is secured, accrues interest at a rate of 10% per annum, and matured on June 20, 2020. As of December 31, 2020, the full principal amount was outstanding and in default.